Transition to IFRS 9 - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	[1]	Oct. 31, 2018	Nov. 01, 2017
Disclosure of financial assets [line items]
Securities	$ 189,438		$ 180,935
IFRS9 [member]
Disclosure of financial assets [line items]
Securities				$ 163,196
IFRS9 [member] | Trading securities [member]
Disclosure of financial assets [line items]
Securities				90,535
IFRS9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Securities				10,948
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Securities				51,909
IFRS9 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Securities				9,177
IFRS9 [member] | Other measurement category [Member]
Disclosure of financial assets [line items]
Securities				$ 627

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).